SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.72%	0.89%	0.33%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	31.00%	27.00%	26.00%
Weighted average expected term from grant date (in years)	3 years 4 months 28 days	3 years 5 months 15 days	3 years 8 months 4 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.00%	0.36%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility		0.00%	24.97%
Weighted average expected term from grant date (in years)			4 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.74%
Expected volatility	27.54%
Weighted average expected term from grant date (in years)	2 years 5 months 4 days
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.75%
Expected volatility	32.88%
Weighted average expected term from grant date (in years)	5 years 2 months 1 day